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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.          801 West Ann Arbor Trail, Suite 244        Plymouth, Michigan   48170

(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 86.8%	Shares	Market Value
Consumer Discretionary - 23.2%
Auto Components - 3.7%
Cie Générale des Établissements Michelin - ADR	50,000	$992,750

Diversified Consumer Services - 2.5%
Apollo Education Group, Inc. *	35,000	662,200

Hotels, Restaurants & Leisure - 4.8%
Biglari Holdings, Inc. *	3,073	1,272,529

Internet & Catalog Retail - 4.6%
Liberty Interactive Corporation - Series A *	35,000	1,021,650
Liberty Ventures - Series A *	4,975	209,000
		1,230,650
Media - 4.8%
Discovery Communications, Inc. - Class A *	25,000	769,000
Liberty Global plc - Series C *	10,000	498,100
		1,267,100
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. *	6,000	460,650
TJX Companies, Inc. (The)	4,000	280,200
		740,850
Energy - 13.2%
Energy Equipment & Services - 7.7%
Atwood Oceanics, Inc.	10,000	281,100
Ensco plc - Class A	44,000	927,080
Rowan Companies plc - Class A	20,000	354,200
Schlumberger Limited	6,000	500,640
		2,063,020
Oil, Gas & Consumable Fuels - 5.5%
Apache Corporation	3,000	180,990
Devon Energy Corporation	10,000	603,100
Rosetta Resources, Inc. *	40,000	680,800
		1,464,890

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Market Value
Financials - 14.6%
Capital Markets - 0.8%
Bank of New York Mellon Corporation (The)	5,000	$201,200

Insurance - 12.6%
Berkshire Hathaway, Inc. - Class A *	4	870,000
Progressive Corporation (The)	20,000	544,000
Unico American Corporation *	180,000	1,943,100
		3,357,100
Thrifts & Mortgage Finance - 1.2%
Ocwen Financial Corporation *	40,000	330,000

Health Care - 3.7%
Pharmaceuticals - 3.7%
Valeant Pharmaceuticals International, Inc. *	5,000	993,100

Industrials - 8.7%
Aerospace & Defense - 2.4%
Precision Castparts Corporation	3,000	630,000

Construction & Engineering - 2.1%
Fluor Corporation	10,000	571,600

Machinery - 4.2%
Donaldson Company, Inc.	20,000	754,200
Trinity Industries, Inc.	10,000	355,100
		1,109,300
Information Technology - 21.2%
Communications Equipment - 5.3%
ARRIS Group, Inc. *	35,000	1,011,325
Cisco Systems, Inc.	15,000	412,875
		1,424,200
Electronic Equipment, Instruments & Components - 6.4%
Avnet, Inc.	25,000	1,112,500
Knowles Corporation *	30,000	578,100
		1,690,600
Internet Software & Services - 1.8%
Equinix, Inc.	2,000	465,700

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Market Value
Information Technology - 21.2% (Continued)
IT Services - 0.8%
Teradata Corporation *	5,000	$220,700

Software - 2.5%
ANSYS, Inc. *	7,500	661,425

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	5,000	622,150
EMC Corporation	22,000	562,320
		1,184,470
Materials - 2.2%
Metals & Mining - 2.2%
Barrick Gold Corporation	20,000	219,200
Goldcorp, Inc.	20,000	362,400
		581,600

Total Common Stocks (Cost $20,481,384)		$23,114,984

WARRANTS - 2.5%	Shares	Market Value
Financials - 2.5%
Banks - 2.5%
PNC Financial Services Group, Inc. (The) * (Cost $437,199)	25,000	$655,000

OPEN-END FUNDS - 0.1%	Shares	Market Value
Sequoia Fund, Inc. * (Cost $8,576)	64	$16,229

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,252,661	$1,252,661
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,252,660	1,252,660
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	410,994	410,994
Total Money Market Funds (Cost $2,916,315)		$2,916,315

Total Investments at Market Value - 100.3% (Cost $23,843,474)		$26,702,528

Liabilities in Excess of Other Assets - (0.3%)		(65,934)

Net Assets - 100.0%		$26,636,594

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

1.   Securities valuation

The portfolio securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, or if an official close price is not available, at the most recently quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks	$23,114,984	$-	$-	$23,114,984
Warrants	655,000	-	-	655,000
Open-End Funds	16,229	-	-	16,229
Money Market Funds	2,916,315	-	-	2,916,315
Total	$26,702,528	$-	$-	$26,702,528

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type.  As of March 31, 2015, the Fund did not have any transfers into and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of March 31, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2015:

Cost of portfolio investments	$23,843,474

Gross unrealized appreciation	$4,321,011
Gross unrealized depreciation	(1,461,957)

Net unrealized appreciation	$2,859,054

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 90.9%	Shares	Market Value
Consumer Discretionary - 22.5%
Diversified Consumer Services - 1.2%
Apollo Education Group, Inc. *	150,000	$2,838,000

Household Durables - 2.7%
PulteGroup, Inc.	300,000	6,669,000

Specialty Retail - 15.9%
Advance Auto Parts, Inc.	50,000	7,484,500
Chico's FAS, Inc.	500,000	8,845,000
GNC Holdings, Inc. - Class A	250,000	12,267,500
Lowe's Companies, Inc.	135,000	10,042,650
		38,639,650
Textiles, Apparel & Luxury Goods - 2.7%
Crocs, Inc. *	200,000	2,362,000
VF Corporation	55,000	4,142,050
		6,504,050
Energy - 13.2%
Energy Equipment & Services - 5.3%
Baker Hughes Incorporated	50,000	3,179,000
Halliburton Company	145,000	6,362,600
Rowan Companies plc - Class A	100,000	1,771,000
Schlumberger Limited	20,000	1,668,800
		12,981,400
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corporation	80,000	6,624,800
Devon Energy Corporation	60,000	3,618,600
Phillips 66	80,000	6,288,000
Range Resources Corporation	50,000	2,602,000
		19,133,400
Financials - 15.7%
Banks - 4.3%
PNC Financial Services Group, Inc. (The)	65,000	6,060,600
U.S. Bancorp	100,000	4,367,000
		10,427,600
Capital Markets - 1.8%
Federated Investors, Inc. - Class B	130,000	4,405,700

Diversified Financial Services - 3.4%
Western Union Company (The)	400,000	8,324,000

Insurance - 5.1%
Alleghany Corporation *	7,500	3,652,500
Reinsurance Group of America, Inc.	60,000	5,591,400
Unico American Corporation * #	282,945	3,054,392
		12,298,292
Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings, Inc.	100,000	2,614,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.9% (Continued)	Shares	Market Value
Health Care - 12.6%
Health Care Equipment & Supplies - 9.6%
Abbott Laboratories	150,000	$6,949,500
Medtronic plc	76,480	5,964,675
St. Jude Medical, Inc.	100,000	6,540,000
Varian Medical Systems, Inc. *	40,000	3,763,600
		23,217,775
Life Sciences Tools & Services - 1.0%
Waters Corporation *	20,000	2,486,400

Pharmaceuticals - 2.0%
Valeant Pharmaceuticals International, Inc. *	25,000	4,965,500

Industrials - 7.2%
Aerospace & Defense - 3.4%
United Technologies Corporation	70,000	8,204,000

Construction & Engineering - 2.3%
Fluor Corporation	100,000	5,716,000

Machinery - 1.5%
Caterpillar, Inc.	45,000	3,601,350

Information Technology - 16.3%
Electronic Equipment, Instruments & Components - 2.4%
Knowles Corporation *	300,000	5,781,000

Internet Software & Services - 0.7%
TelecityGroup plc - ADR	70,000	1,818,509

IT Services - 5.5%
Accenture plc - Class A	50,000	4,684,500
InterXion Holding N.V. *	40,000	1,128,000
Teradata Corporation *	170,000	7,503,800
		13,316,300
Software - 2.7%
ANSYS, Inc. *	75,000	6,614,250

Technology Hardware, Storage & Peripherals - 5.0%
EMC Corporation	300,000	7,668,000
Hewlett-Packard Company	140,000	4,362,400
		12,030,400
Materials - 3.4%
Chemicals - 1.9%
FMC Corporation	80,000	4,580,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.9% (Continued)	Shares	Market Value
Materials - 3.4% (Continued)
Metals & Mining - 1.5%
Constellium N.V. - Class A *	175,000	$3,556,000

Total Common Stocks (Cost $162,768,910)		$220,722,576

WARRANTS - 1.3%	Shares	Market Value
Financials - 1.3%
Banks - 1.3%
PNC Financial Services Group, Inc. (The) * (Cost $2,147,162)	120,000	$3,144,000

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Market Value
iShares Gold Trust * (Cost $5,052,793)	300,000	$3,435,000

MONEY MARKET FUNDS - 6.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	11,449,307	$11,449,307
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	4,239,629	4,239,629
Total Money Market Funds (Cost $15,688,936)		$15,688,936

Total Investments at Market Value - 100.1% (Cost $185,657,801)		$242,990,512

Liabilities in Excess of Other Assets - (0.1%)		(231,185)

Net Assets - 100.0%		$242,759,327

ADR - American Depositary Receipt.

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See notes to schedules of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Market Value
Consumer Discretionary - 14.8%
Leisure Products - 3.4%
Polaris Industries, Inc.	75,000	$10,582,500

Media - 2.7%
Discovery Communications, Inc. - Class A *	275,000	8,459,000

Specialty Retail - 6.2%
Buckle, Inc. (The)	150,000	7,663,500
Ross Stores, Inc.	80,000	8,428,800
TJX Companies, Inc. (The)	50,000	3,502,500
		19,594,800
Textiles, Apparel & Luxury Goods - 2.5%
Wolverine World Wide, Inc.	230,000	7,693,500

Consumer Staples - 3.0%
Food Products - 3.0%
McCormick & Company, Inc.	122,200	9,422,842

Energy - 6.0%
Energy Equipment & Services - 3.3%
Schlumberger Limited	125,000	10,430,000

Oil, Gas & Consumable Fuels - 2.7%
Occidental Petroleum Corporation	115,000	8,395,000

Financials - 3.2%
Diversified Financial Services - 3.2%
MasterCard, Inc. - Class A	80,000	6,911,200
Moody's Corporation	30,000	3,114,000
		10,025,200
Health Care - 19.4%
Biotechnology - 3.1%
Amgen, Inc.	60,000	9,591,000

Health Care Equipment & Supplies - 9.9%
Abbott Laboratories	215,000	9,960,950
C.R. Bard, Inc.	45,000	7,530,750
Medtronic plc	40,000	3,119,600
Varian Medical Systems, Inc. *	112,000	10,538,080
		31,149,380
Health Care Providers & Services - 3.6%
Laboratory Corporation of America Holdings *	90,000	11,348,100

Pharmaceuticals - 2.8%
Valeant Pharmaceuticals International, Inc. *	45,000	8,937,900

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Market Value
Industrials - 29.9%
Aerospace & Defense - 3.1%
Precision Castparts Corporation	46,000	$9,660,000

Air Freight & Logistics - 4.9%
C.H. Robinson Worldwide, Inc.	115,000	8,420,300
Expeditors International of Washington, Inc.	145,000	6,986,100
		15,406,400
Commercial Services & Supplies - 5.5%
Copart, Inc. *	270,000	10,143,900
Rollins, Inc.	285,000	7,048,050
		17,191,950
Electrical Equipment - 3.2%
AMETEK, Inc.	192,600	10,119,204

Industrial Conglomerates - 2.8%
Danaher Corporation	101,500	8,617,350

Machinery - 10.4%
Colfax Corporation *	130,000	6,204,900
Donaldson Company, Inc.	240,000	9,050,400
Graco, Inc.	120,000	8,659,200
Toro Company (The)	125,000	8,765,000
		32,679,500
Information Technology - 18.5%
Communications Equipment - 2.3%
QUALCOMM, Incorporated	105,000	7,280,700

Internet Software & Services - 1.0%
Equinix, Inc.	13,500	3,143,475

IT Services - 9.8%
Accenture plc - Class A	109,400	10,249,686
Cognizant Technology Solutions Corporation - Class A *	241,400	15,060,946
Teradata Corporation *	120,000	5,296,800
		30,607,432
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corporation	140,000	6,007,400

Software - 3.5%
ANSYS, Inc. *	125,000	11,023,750

Total Common Stocks (Cost $200,306,020)		$297,366,383

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	15,103,607	$15,103,607
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,621,058	1,621,058
Total Money Market Funds (Cost $16,724,665)		$16,724,665

Total Investments at Market Value - 100.1% (Cost $217,030,685)		$314,091,048

Liabilities in Excess of Other Assets - (0.1%)		(214,201)

Net Assets - 100.0%		$313,876,847

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See notes to schedules of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Market Value
Consumer Discretionary - 17.5%
Auto Components - 3.5%
Johnson Controls, Inc.	600,000	$30,264,000

Household Durables - 3.1%
Tupperware Brands Corporation	385,000	26,572,700

Leisure Products - 2.4%
Hasbro, Inc.	325,000	20,553,000

Specialty Retail - 7.1%
Lowe's Companies, Inc.	350,000	26,036,500
Ross Stores, Inc.	225,000	23,706,000
TJX Companies, Inc. (The)	150,000	10,507,500
		60,250,000
Textiles, Apparel & Luxury Goods - 1.4%
Wolverine World Wide, Inc.	350,000	11,707,500

Consumer Staples - 9.4%
Beverages - 5.2%
Coca-Cola Company (The)	500,000	20,275,000
Diageo plc - ADR	220,000	24,325,400
		44,600,400
Food & Staples Retailing - 2.5%
Sysco Corporation	570,000	21,506,100

Household Products - 1.7%
Clorox Company (The)	130,000	14,350,700

Energy - 10.5%
Energy Equipment & Services - 5.5%
Baker Hughes Incorporated	70,000	4,450,600
Halliburton Company	400,000	17,552,000
Schlumberger Limited	300,000	25,032,000
		47,034,600
Oil, Gas & Consumable Fuels - 5.0%
Exxon Mobil Corporation	280,000	23,800,000
Occidental Petroleum Corporation	250,000	18,250,000
		42,050,000
Financials - 13.5%
Banks - 7.8%
BB&T Corporation	425,000	16,570,750
Fifth Third Bancorp	850,000	16,022,500
PNC Financial Services Group, Inc. (The)	155,000	14,452,200
U.S. Bancorp	450,000	19,651,500
		66,696,950
Capital Markets - 5.7%
Bank of New York Mellon Corporation (The)	700,000	28,168,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Market Value
Financials - 13.5% (Continued)
Capital Markets - 5.7% (Continued)
Franklin Resources, Inc.	400,000	$20,528,000
		48,696,000
Health Care - 7.4%
Health Care Equipment & Supplies - 7.4%
Abbott Laboratories	590,000	27,334,700
Medtronic plc	239,000	18,639,610
St. Jude Medical, Inc.	265,000	17,331,000
		63,305,310
Industrials - 24.3%
Aerospace & Defense - 2.3%
United Technologies Corporation	170,000	19,924,000

Air Freight & Logistics - 4.9%
C.H. Robinson Worldwide, Inc.	320,000	23,430,400
United Parcel Service, Inc. - Class B	190,000	18,418,600
		41,849,000
Electrical Equipment - 2.5%
Emerson Electric Company	375,000	21,232,500

Industrial Conglomerates - 1.0%
3M Company	50,000	8,247,500

Machinery - 8.6%
Caterpillar, Inc.	275,000	22,008,250
Donaldson Company, Inc.	475,000	17,912,250
Dover Corporation	260,000	17,971,200
Illinois Tool Works, Inc.	160,000	15,542,400
		73,434,100
Road & Rail - 2.9%
Norfolk Southern Corporation	235,000	24,186,200

Trading Companies & Distributors - 2.1%
W.W. Grainger, Inc.	75,000	17,685,750

Information Technology - 11.4%
Communications Equipment - 6.0%
Cisco Systems, Inc.	1,000,000	27,525,000
QUALCOMM, Incorporated	340,000	23,575,600
		51,100,600
Semiconductors & Semiconductor Equipment - 5.4%
Intel Corporation	550,000	17,198,500
Microchip Technology, Inc.	580,000	28,362,000
		45,560,500

Total Common Stocks (Cost $674,492,346)		$800,807,410

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.8%	Shares	Market Value
Financials - 0.8%
Banks - 0.8%
PNC Financial Services Group, Inc. (The) * (Cost $4,469,045)	250,000	$6,550,000

EXCHANGE-TRADED FUNDS - 0.7%	Shares	Market Value
iShares Gold Trust * (Cost $8,376,950)	500,000	$5,725,000

MONEY MARKET FUNDS - 4.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $38,114,943)	38,114,943	$38,114,943

Total Investments at Market Value - 99.9% (Cost $725,453,284)		$851,197,353

Other Assets in Excess of Liabilities - 0.1%		798,801

Net Assets - 100.0%		$851,996,154

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See notes to schedules of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Market Value
Consumer Discretionary - 17.4%
Diversified Consumer Services - 6.6%
Apollo Education Group, Inc. *	60,000	$1,135,200
DeVry Education Group, Inc.	50,000	1,668,000
		2,803,200
Hotels, Restaurants & Leisure - 6.1%
Biglari Holdings, Inc. *	6,222	2,576,531

Media - 1.4%
Discovery Communications, Inc. - Class A *	20,000	615,200

Specialty Retail - 3.3%
Aaron's, Inc.	20,000	566,200
Rent-A-Center, Inc.	30,000	823,200
		1,389,400
Energy - 17.0%
Energy Equipment & Services - 9.2%
Atwood Oceanics, Inc.	41,000	1,152,510
Ensco plc - Class A	40,000	842,800
Gulfmark Offshore, Inc. - Class A	40,000	521,600
Rowan Companies plc - Class A	80,000	1,416,800
		3,933,710
Oil, Gas & Consumable Fuels - 7.8%
Rosetta Resources, Inc. *	100,000	1,702,000
SM Energy Company	20,000	1,033,600
World Fuel Services Corporation	10,000	574,800
		3,310,400
Financials - 12.6%
Capital Markets - 5.6%
Dundee Corporation - Class A *	199,200	1,858,536
Federated Investors, Inc. - Class B	15,000	508,350
		2,366,886
Diversified Financial Services - 2.2%
Leucadia National Corporation	15,000	334,350
PICO Holdings, Inc. *	37,200	603,012
		937,362
Insurance - 3.5%
Alleghany Corporation *	3,036	1,478,532

Thrifts & Mortgage Finance - 1.3%
Ocwen Financial Corporation *	70,000	577,500

Health Care - 1.2%
Health Care Technology - 1.2%
Vocera Communications, Inc. *	50,000	496,000

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Market Value
Industrials - 11.5%
Aerospace & Defense - 2.9%
Cubic Corporation	24,000	$1,242,480

Machinery - 8.6%
Conrad Industries, Inc.	45,192	1,400,952
Donaldson Company, Inc.	35,000	1,319,850
Titan International, Inc.	100,000	936,000
		3,656,802
Information Technology - 20.9%
Communications Equipment - 4.4%
ARRIS Group, Inc. *	30,000	866,850
InterDigital, Inc.	20,000	1,014,800
		1,881,650
Electronic Equipment, Instruments & Components - 8.4%
Arrow Electronics, Inc. *	20,000	1,223,000
Avnet, Inc.	40,000	1,780,000
Knowles Corporation *	30,000	578,100
		3,581,100
IT Services - 5.2%
StarTek, Inc. *	225,000	1,676,250
Syntel, Inc. *	10,000	517,300
		2,193,550
Semiconductors & Semiconductor Equipment - 2.9%
Ultratech, Inc. *	70,000	1,213,800

Materials - 10.8%
Chemicals - 5.3%
H.B. Fuller Company	35,000	1,500,450
Platform Specialty Products Corporation *	30,000	769,800
		2,270,250
Metals & Mining - 5.5%
Alamos Gold, Inc.	120,000	703,200
Horsehead Holding Corporation *	60,000	759,600
Pan American Silver Corporation	100,000	877,000
		2,339,800
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
IDT Corporation - Class B	30,000	532,500

Total Common Stocks (Cost $40,144,366)		$39,396,653

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	2,010,081	$2,010,081
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	742,182	742,182
Total Money Market Funds (Cost $2,752,263)		$2,752,263

Total Investments at Market Value - 99.2% (Cost $42,896,629)		$42,148,916

Other Assets in Excess of Liabilities - 0.8%		355,554

Net Assets - 100.0%		$42,504,470

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See notes to schedules of investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Market Value
Consumer Discretionary - 11.5%
Auto Components - 3.0%
Bridgestone Corporation - ADR	39,000	$782,535
Cie Générale des Établissements Michelin - ADR	29,000	575,795
		1,358,330
Automobiles - 4.0%
Toyota Motor Corporation - ADR	12,800	1,790,592

Hotels, Restaurants & Leisure - 1.0%
McDonald's Corporation	4,500	438,480

Household Durables - 2.6%
Tupperware Brands Corporation	17,000	1,173,340

Media - 0.9%
Discovery Communications, Inc. - Class A *	14,000	430,640

Consumer Staples - 6.5%
Beverages - 3.7%
Diageo plc - ADR	10,000	1,105,700
Heineken N.V. - ADR	15,000	572,100
		1,677,800
Food Products - 2.8%
Mondelēz International, Inc. - Class A	35,000	1,263,150

Energy - 6.0%
Energy Equipment & Services - 3.2%
Schlumberger Limited	15,200	1,268,288
Tidewater, Inc.	10,000	191,400
		1,459,688
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd.	27,000	829,170
Exxon Mobil Corporation	5,000	425,000
		1,254,170
Financials - 20.2%
Banks - 1.0%
Sumitomo Mitsui Financial Group, Inc. - ADR	58,000	448,920

Capital Markets - 2.0%
Franklin Resources, Inc.	17,500	898,100

Diversified Financial Services - 6.4%
Citigroup, Inc.	36,000	1,854,720
Western Union Company (The)	50,000	1,040,500
		2,895,220
Insurance - 10.8%
ACE Limited	6,200	691,238
AXA S.A. - ADR	64,500	1,627,980
Reinsurance Group of America, Inc.	15,000	1,397,850

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.2% (Continued)	Shares	Market Value
Financials - 20.2% (Continued)
Insurance - 10.8% (Continued)
Validus Holdings Ltd.	28,000	$1,178,800
		4,895,868
Health Care - 11.7%
Health Care Equipment & Supplies - 8.8%
Abbott Laboratories	14,000	648,620
Medtronic plc	23,619	1,842,046
St. Jude Medical, Inc.	22,500	1,471,500
		3,962,166
Pharmaceuticals - 2.9%
Shire plc - ADR	5,500	1,316,095

Industrials - 13.9%
Aerospace & Defense - 2.4%
United Technologies Corporation	9,500	1,113,400

Construction & Engineering - 2.3%
Fluor Corporation	18,600	1,063,176

Electrical Equipment - 3.0%
Eaton Corporation plc	20,000	1,358,800

Industrial Conglomerates - 4.4%
3M Company	3,000	494,850
Koninklijke Philips Electronics N.V.	16,000	453,440
Siemens AG - ADR	9,500	1,027,900
		1,976,190
Road & Rail - 1.8%
Canadian National Railway Company	12,000	802,440

Information Technology - 14.6%
Communications Equipment - 1.7%
QUALCOMM, Incorporated	11,000	762,740

Electronic Equipment, Instruments & Components - 2.9%
TE Connectivity Ltd.	18,000	1,289,160

Internet Software & Services - 1.0%
Equinix, Inc.	2,000	465,700

IT Services - 3.7%
Accenture plc - Class A	7,000	655,830
Teradata Corporation *	23,000	1,015,220
		1,671,050
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	50,000	1,174,000

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.2% (Continued)	Shares	Market Value
Information Technology - 14.6% (Continued)
Technology Hardware, Storage & Peripherals - 2.7%
EMC Corporation	48,000	$1,226,880

Materials - 8.8%
Chemicals - 6.2%
FMC Corporation	16,000	916,000
International Flavors & Fragrances, Inc.	11,000	1,291,400
Syngenta AG - ADR	9,000	610,290
		2,817,690
Metals & Mining - 2.6%
BHP Billiton Ltd. - ADR	7,000	325,290
POSCO - ADR	15,000	819,900
		1,145,190

Total Common Stocks (Cost $36,937,961)		$42,128,975

EXCHANGE-TRADED FUNDS - 0.7%	Shares	Market Value
iShares Gold Trust * (Cost $520,564)	30,000	$343,500

MONEY MARKET FUNDS - 6.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	2,126,577	$2,126,577
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	570,660	570,660
Total Money Market Funds (Cost $2,697,237)		$2,697,237

Total Investments at Market Value - 99.9% (Cost $40,155,762)		$45,169,712

Other Assets in Excess of Liabilities - 0.1%		44,357

Net Assets - 100.0%		$45,214,069

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See notes to schedules of investments.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
March 31, 2015 (Unaudited)

Country	Value	% of Net Assets
United States	$23,974,744	53.1%
Ireland	3,200,846	7.1%
Japan	3,022,047	6.7%
United Kingdom	2,421,795	5.3%
France	2,203,775	4.9%
Canada	1,631,610	3.6%
Switzerland	1,301,528	2.8%
Taiwan	1,174,000	2.6%
Germany	1,027,900	2.3%
Netherlands	1,025,540	2.3%
South Korea	819,900	1.8%
Australia	325,290	0.7%
	$42,128,975	93.2%

See notes to schedules of investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 28.2%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 4.1%
2.500%, due 07/15/16	$2,314,840	$2,431,487
2.625%, due 07/15/17	1,127,790	1,224,445
0.125%, due 04/15/18	2,022,340	2,063,102
1.125%, due 01/15/21	2,137,060	2,294,001
		8,013,035
U.S. Treasury Notes - 24.1%
2.500%, due 04/30/15	3,000,000	3,005,625
1.375%, due 11/30/15	3,000,000	3,023,202
2.125%, due 12/31/15	5,000,000	5,070,310
2.625%, due 02/29/16	3,000,000	3,064,218
2.000%, due 04/30/16	2,500,000	2,544,922
0.625%, due 08/15/16	2,000,000	2,005,938
1.000%, due 03/31/17	2,500,000	2,520,898
0.875%, due 04/30/17	2,500,000	2,514,258
0.625%, due 09/30/17	2,500,000	2,493,555
0.750%, due 12/31/17	2,000,000	1,996,250
3.500%, due 02/15/18	5,000,000	5,375,390
3.875%, due 05/15/18	5,000,000	5,452,345
2.125%, due 09/30/21	3,000,000	3,086,250
1.500%, due 01/31/22	5,000,000	4,935,545
		47,088,706

Total U.S. Treasury Obligations (Cost $54,728,188)		$55,101,741

CORPORATE BONDS - 49.7%	Par Value	Market Value
Consumer Discretionary - 5.7%
Coca-Cola Company (The), 1.650%, due 11/01/18	$1,500,000	$1,518,051
Johnson Controls, Inc., 5.500%, due 01/15/16	1,000,000	1,036,501
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	511,465
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,013,713
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,230,968
TJX Companies, Inc. (The), 6.950%, due 04/15/19	1,285,000	1,533,298
TJX Companies, Inc. (The), 2.750%, due 06/15/21	805,000	823,348
VF Corporation, 5.950%, due 11/01/17	2,270,000	2,541,456
		11,208,800
Consumer Staples - 7.4%
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,071,754
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	838,635
Hershey Company (The), 2.625%, due 05/01/23	1,000,000	998,266
Hormel Foods Corporation, 4.125%, due 04/15/21	2,000,000	2,233,438
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,110,158
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,213,700
Kimberly-Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,647,038
Kimberly-Clark Corporation, 2.400%, due 03/01/22	1,311,000	1,312,711
		14,425,700
Energy - 6.4%
Apache Corporation, 5.625%, due 01/15/17	1,750,000	1,886,463
Apache Corporation, 1.750%, due 04/15/17	1,500,000	1,511,972
ConocoPhillips, 1.050%, due 12/15/17	1,750,000	1,743,565

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.7% (Continued)	Par Value	Market Value
Energy - 6.4% (Continued)
Exxon Mobil Corporation, 2.397%, due 03/06/22	$2,000,000	$2,015,726
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	3,027,894
Occidental Petroleum Corporation, 2.700%, due 02/15/23	2,350,000	2,333,611
		12,519,231
Financials - 5.3%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	1,500,000	1,529,866
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,018,298
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,020,389
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	2,041,622
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	2,027,564
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,509,681
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,193,806
		10,341,226
Health Care - 3.8%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,268,210
Medtronic plc, 4.750%, due 09/15/15	1,000,000	1,018,592
Medtronic plc, 2.625%, due 03/15/16	500,000	509,058
Stryker Corporation, 2.000%, due 09/30/16	1,150,000	1,168,573
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,543,922
		7,508,355
Industrials - 13.1%
3M Company, 1.375%, due 09/29/16	1,393,000	1,410,814
3M Company, 1.000%, due 06/26/17	2,000,000	2,004,458
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,796,731
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,358,339
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,687,079
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	2,024,718
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,163,580
John Deere Capital Corporation, 1.400%, due 03/15/17	1,700,000	1,717,173
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	1,982,550
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	993,777
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	509,160
Ryder System, Inc., 5.850%, due 11/01/16	285,000	304,623
Snap-On, Inc., 6.125%, due 09/01/21	1,000,000	1,205,225
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	2,050,286
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,676,419
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,705,650
United Technologies Corporation, 5.375%, due 12/15/17	839,000	932,093
		25,522,675
Information Technology - 4.6%
CA, Inc., 5.375%, due 12/01/19	1,000,000	1,118,297
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	503,172
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	509,347
Hewlett-Packard Company, 2.750%, due 01/14/19	1,500,000	1,537,806
International Business Machines Corporation, 2.000%, due 01/05/16	1,410,000	1,427,364
National Semiconductor Corporation, 6.600%, due 06/15/17	1,605,000	1,795,713

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.7% (Continued)	Par Value	Market Value
Information Technology - 4.6% (Continued)
Texas Instruments, Inc., 1.650%, due 08/03/19	$2,000,000	$1,990,358
		8,882,057
Materials - 0.4%
PPG Industries, Inc., 6.650%, due 03/15/18	207,000	235,815
Praxair Inc., 4.050%, due 03/15/21	500,000	549,920
		785,735
Utilities - 3.0%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,143,968
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	948,493
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,657,306
NextEra Energy Capital Holdings, Inc., 2.600%, due 09/01/15	1,000,000	1,006,908
		5,756,675

Total Corporate Bonds (Cost $95,805,026)		$96,950,454

COMMON STOCKS - 17.3%	Shares	Market Value
Consumer Discretionary - 2.0%
Household Durables - 1.0%
Tupperware Brands Corporation	30,000	$2,070,600

Leisure Products - 1.0%
Hasbro, Inc.	30,000	1,897,200

Consumer Staples - 3.6%
Beverages - 2.1%
Coca-Cola Company (The)	50,000	2,027,500
Diageo plc - ADR	18,000	1,990,260
		4,017,760
Food & Staples Retailing - 0.8%
Sysco Corporation	43,000	1,622,390

Household Products - 0.7%
Clorox Company (The)	12,000	1,324,680

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Exxon Mobil Corporation	22,000	1,870,000
Occidental Petroleum Corporation	25,000	1,825,000
		3,695,000
Financials - 2.5%
Banks - 1.9%
Fifth Third Bancorp	100,000	1,885,000
PNC Financial Services Group, Inc. (The)	19,000	1,771,560
		3,656,560

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 17.3% (Continued)	Shares	Market Value
Financials - 2.5% (Continued)
Insurance - 0.6%
Arthur J. Gallagher & Company	25,000	$1,168,750

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	50,000	2,316,500

Industrials - 2.8%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	17,000	1,647,980

Electrical Equipment - 1.0%
Emerson Electric Company	35,000	1,981,700

Machinery - 0.5%
Caterpillar, Inc.	11,500	920,345

Road & Rail - 0.5%
Norfolk Southern Corporation	9,000	926,280

Information Technology - 3.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	80,000	2,202,000

Semiconductors & Semiconductor Equipment - 1.1%
Microchip Technology, Inc.	45,000	2,200,500

Software - 1.1%
CA, Inc.	65,000	2,119,650

Total Common Stocks (Cost $29,892,811)		$33,767,895

MONEY MARKET FUNDS - 4.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $8,282,258)	8,282,258	$8,282,258

Total Investments at Market Value - 99.4% (Cost $188,708,283)		$194,102,348

Other Assets in Excess of Liabilities - 0.6%		1,227,078

Net Assets - 100.0%		$195,329,426

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See notes to schedules of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$220,722,576	$-	$-	$220,722,576
Warrants	3,144,000	-	-	3,144,000
Exchange-Traded Funds	3,435,000	-	-	3,435,000
Money Market Funds	15,688,936	-	-	15,688,936
Total	$242,990,512	$-	$-	$242,990,512

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$297,366,383	$-	$-	$297,366,383
Money Market Funds	16,724,665	-	-	16,724,665
Total	$314,091,048	$-	$-	$314,091,048

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$800,807,410	$-	$-	$800,807,410
Warrants	6,550,000	-	-	6,550,000
Exchange-Traded Funds	5,725,000	-	-	5,725,000
Money Market Funds	38,114,943	-	-	38,114,943
Total	$851,197,353	$-	$-	$851,197,353

Ave Maria Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$39,396,653	$-	$-	$39,396,653
Money Market Funds	2,752,263	-	-	2,752,263
Total	$42,148,916	$-	$-	$42,148,916

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$42,128,975	$-	$-	$42,128,975
Exchange-Traded Funds	343,500	-	-	343,500
Money Market Funds	2,697,237	-	-	2,697,237
Total	$45,169,712	$-	$-	$45,169,712

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$55,101,741	$-	$55,101,741
Corporate Bonds	-	96,950,454	-	96,950,454
Common Stocks	33,767,895	-	-	33,767,895
Money Market Funds	8,282,258	-	-	8,282,258
Total	$42,050,153	$152,052,195	$-	$194,102,348

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of March 31, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2015. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2015:

	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising
	Values Fund	Fund	Dividend Fund

Cost of portfolio investments	$185,785,002	$217,088,876	$725,453,284

Gross unrealized appreciation	$65,147,770	$101,565,596	$145,941,623
Gross unrealized depreciation	(7,942,260)	(4,563,424)	(20,197,554)

Net unrealized appreciation	$57,205,510	$97,002,172	$125,744,069

	Ave Maria	Ave Maria	Ave Maria
	Opportunity	World	Bond
	Fund	Equity Fund	Fund

Cost of portfolio investments	$42,970,323	$40,155,762	$188,708,283

Gross unrealized appreciation	$4,456,809	$6,689,392	$6,498,977
Gross unrealized depreciation	(5,278,216)	(1,675,442)	(1,104,912)

Net unrealized appreciation (depreciation)	$(821,407)	$5,013,950	$5,394,065

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  The Ave Maria Catholic Values Fund owns 5.30% of the outstanding voting shares of Unico American Corporation.  Further detail on this holding during the period ended March 31, 2015 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2014 to March 31, 2015

Shares at beginning of period	282,945

Shares at end of period	282,945

Market value at beginning of period	$3,324,604

Change in unrealized appreciation (depreciation)	(270,212)

Market value at end of period	$3,054,392

Net realized gains (losses) during the period	$-

Dividend income earned during the period	$-

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected.  As of March 31, 2015, the Ave Maria Growth Fund had 29.9% of the value of its net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 15, 2015

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	May 15, 2015

* Print the name and title of each signing officer under his or her signature.